SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIFE

Plant and equipment are stated at cost less accumulated depreciation and accumulated impairment losses, if any. Depreciation is calculated on the straight-line basis over the following expected useful lives from the date on which they become fully operational and after taking into account their estimated residual values:

Expected useful lives
Computer equipment	3 years
Office equipment	5 years
Furniture and fixtures	3 - 5 years
Renovation	5 years

Plant and equipment are stated at cost less accumulated depreciation and accumulated impairment losses, if any. Depreciation is calculated on the straight-line basis over the following expected useful lives from the date on which they become fully operational and after taking into account their estimated residual values:

Expected useful lives
Computer equipment	3 years
Office equipment	5 years
Renovation	5 years

SCHEDULE OF ESTIMATED USEFUL LIVES OF INTANGIBLE ASSETS

The estimated useful lives of the Company’s intangible assets are as follows:

Asset Type	Expected useful life
Software platform	2.5 years
Apps development	3 years
Computer software	3 years
Software system	3 years
Intellectual technology	3 years
Identifiable intangible asset	Indefinite
Other intangible assets	3 – 5 years

The estimated useful lives of the Company’s intangible assets are as follows:

Asset Type	Estimated Useful life
Software platform	2.5 years
Apps development	3 years
Computer software	3 years
Software system	3 years
Intellectual technology	3 years
Identifiable intangible asset	Indefinite
Other intangible assets	3 – 5 years

SCHEDULE OF TRANSLATION OF AMOUNTS EXCHANGE RATES

Translation of amounts from SGD into US$ has been made at the following exchange rates for the nine months period ended September 30, 2025 and 2024:

	September 30, 2025	September 30, 2024
Period-end SGD$:US$ exchange rate	$0.77511	$0.77993
Period average SGD$:US$ exchange rate	$0.76294	$0.74763

Translation of amounts from VND into US$ has been made at the following exchange rates for the nine months period ended September 30, 2025 and 2024:

	September 30, 2025	September 30, 2024
Period-end VND$:US$ exchange rate	$0.000038	$0.000041
Period average VND$:US$ exchange rate	$0.000039	$0.000040

Translation of amounts from INR into US$ has been made at the following exchange rates for the nine months period ended September 30, 2025 and 2024:

	September 30, 2025	September 30, 2024
Period-end INR$:US$ exchange rate	$0.01126	$0.01194
Period average INR$:US$ exchange rate	$0.01156	$0.01199

Translation of amounts from PHP into US$ has been made at the following exchange rates for the nine months period ended September 30, 2025 and 2024:

	September 30, 2025	September 30, 2024
Period-end PHP:US$ exchange rate	$0.01717	$0.01783
Period average PHP:US$ exchange rate	$0.01752	$0.01754

Translation of amounts from THB into US$ has been made at the following exchange rates for the nine months period ended September 30, 2025 and 2024:

	September 30, 2025	September 30, 2024
Period-end THB:US$ exchange rate	$0.03087	$0.03094
Period average THB:US$ exchange rate	$0.03020	$0.02802

Translation of amounts from MYR into US$ has been made at the following exchange rates for the nine months period ended September 30, 2025 and 2024:

	September 30, 2025	September 30, 2024
Period-end MYR:US$ exchange rate	$0.23750	$0.24267
Period average MYR:US$ exchange rate	$0.23114	$0.21592

Translation of amounts from IDR into US$ has been made at the following exchange rates for the nine months period ended September 30, 2025 and 2024:

	September 30, 2025	September 30, 2024
Period-end IDR:US$ exchange rate	$0.000060	$0.000066
Period average IDR:US$ exchange rate	$0.000061	$0.000063

Translation of amounts from CNY into US$ has been made at the following exchange rates for the nine months period ended September 30, 2025 and 2024:

	September 30, 2025	September 30, 2024
Period-end CNY:US$ exchange rate	$0.14045	$0.14255
Period average CNY:US$ exchange rate	$0.13850	$0.13913

Translation of amounts from HKD into US$ has been made at the following exchange rates for the nine months period ended September 30, 2025 and 2024:

	September 30, 2025	September 30, 2024
Period-end HKD:US$ exchange rate	$0.12851	$0.12870
Period average HKD:US$ exchange rate	$0.12818	$0.12800

Translation of amounts from SGD into US$ has been made at the following exchange rates for the years ended December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Year-end SGD$:US$ exchange rate	$0.7338	$0.7575
Year average SGD$:US$ exchange rate	$0.7484	$0.7445

Translation of amounts from VND into US$ has been made at the following exchange rates for the years December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Year-end VND$:US$ exchange rate	$0.000039	$0.000041
Year average VND$:US$ exchange rate	$0.000040	$0.000042

Translation of amounts from INR into US$ has been made at the following exchange rates for the years ended December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Year-end INR$:US$ exchange rate	$0.0117	$0.0120
Year average INR$:US$ exchange rate	$0.0120	$0.0121

Translation of amounts from PHP into US$ has been made at the following exchange rates for the years ended December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Year-end PHP:US$ exchange rate	$0.0172	$0.0180
Year average PHP:US$ exchange rate	$0.0174	$0.0180

Translation of amounts from THB into US$ has been made at the following exchange rates for the years ended December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Year-end THB:US$ exchange rate	$0.0291	$0.0290
Year average THB:US$ exchange rate	$0.0284	$0.0287

Translation of amounts from MYR into US$ has been made at the following exchange rates for the years ended December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Year-end MYR:US$ exchange rate	$0.2236	$0.2175
Year average MYR:US$ exchange rate	$0.2188	$0.2193

Translation of amounts from IDR into US$ has been made at the following exchange rates for the years ended December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Year-end IDR:US$ exchange rate	$0.000062	$0.000065
Year average IDR:US$ exchange rate	$0.000063	$0.000066

SCHEDULE OF COMPUTATION OF DILUTED NET LOSS PER SHARE

Schedule of computation of diluted net loss per share:

	Three months ended September 30,
	2025	2024
Net loss attributable to Society Pass Incorporated	$(5,118,989)	$(1,377,885)
Weighted average common shares outstanding – Basic	6,105,525	2,882,349
Weighted average common shares outstanding – Diluted	5,737,829	2,882,349
Net loss per share – Basic	$(0.84)	$(0.48)
Net loss per share – Diluted	(0.89)	(0.48)

	Nine months ended September 30,
	2025	2024
Net loss attributable to Society Pass Incorporated	$(6,481,069)	$(6,156,153)
Weighted average common shares outstanding – Basic	6,105,525	2,733,145
Weighted average common shares outstanding – Diluted	4,989,505	2,733,145
Net loss per share – Basic	$(1.06)	$(2.25)
Net loss per share – Diluted	(1.30)	(2.25)

Schedule of computation of diluted net loss per share:

	Years ended December 31,
	2024	2023
Net loss attributable to Society Pass Incorporated	$(10,227,278)	$(18,134,128)
Weighted average common shares outstanding – Basic and diluted	2,962,528	1,931,474
Net loss per share – Basic and diluted	$(3.45)	$(9.39)

SCHEDULE OF COMMON STOCK ISSUED

Schedule of Common stock issued:

	Nine months ended September 30,
	2025	2024
Options to purchase common stock (a)	129,685	129,685
Warrants granted to underwriter	253,549	253,549
Warrants granted with Series C-1 Convertible Preferred Stock	71,200	71,200
Total of common stock equivalents	454,434	454,434

(a)	The Board of Directors have approved a 10-year stock option at an exercise price of $97.35 per share that will be exercisable at any time.

Schedule of Common stock issued:

	Years ended December 31,
	2024	2023
Options to purchase common stock (a)	129,685	129,685
Warrants granted to underwriter	253,549	253,549
Warrants granted with Series C-1 Convertible Preferred Stock	71,200	71,200
Total of common stock equivalents	454,434	454,434

(a)	The Board of Directors have approved a 10-year stock option at an exercise price of $97.35 per share that will be exercisable at any time.